RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 7 -RELATED PARTY TRANSACTIONS

During the fiscal years ended 2014 and 2013, Mr. Parish has an agreement with the Company to receive cash compensation of $315,000. Mr. Parish has agreed to forgo any additional cash compensation he would be entitled to under his employment agreement for 2014 and 2013. The Company leased office space from VJ Holdings, LLC , pursuant to a lease which expired on August 31, 2008, at the rate of $10,000 per month. The lease has been renewed most recently to July 31, 2015, which included an adjacent property at the rate of $20,000 per month. In conjunction with the Company's cost reduction efforts the monthly rental payment was reduced to $15,000 per month since 2010. We believe these rental rates are consistent with rental rates for similar properties in the Houston, Texas real estate market. Rent expense under the lease amounted to $90,000 and $90,000 for the nine month periods ended September 30, 2014 and September 30, 2013, respectively.

The Company has notes payable to Jerry Parish, Victor Garcia, and a partnership which is owned by the Company's two majority shareholders (Mr. Parish and Mr. Garcia) through its wholly-owned subsidiary, Mint Texas. The amounts outstanding as of September 30, 2014 and December 31, 2013 were $1,723,079 and $1,211,200, respectively. These notes payable are non-interest bearing and due upon demand. The Company imputed interest on these notes payable at a rate of 8.75% per year. Interest expense of $39,659, and $26,992 was recorded as contributed capital for the nine months ended September 30, 2014 and 2013, respectively.

The Company issued 4,239,436 shares of common stock to Victor Garcia, a related party on April 1, 2014 in consideration for services rendered. The shares were recorded at a price per share based on the fair market value on the date of grant for a total value of $127,183.

Effective September 23, 2014, Jerry Parish, as sole director of the Company, approved a re-pricing of the 2 million options to purchase shares of the Company's common stock at an exercise price of $3.00 per share which were originally granted to Mr. Parish in 2008, to provide for such options (which have fully vested to date and expire if unexercised on July 10, 2018), to have an exercise price of $0.10 per share. The options were re-priced in consideration for services rendered to the Company by Mr. Parish as Chief Executive Officer, and due to the fact that the Company's common stock has consistently traded well below the original $3.00 per share exercise price. As a result of the re-pricing of the options, the Company recognized additional stock compensation of $169,781 based on a black scholes model analysis of the options at the previous $3.00 per share exercise price compared to the $0.10 per share exercise price after the re-pricing.

On July 18, 2014, Jerry Parish, our sole officer and director and majority shareholder, loaned the Company $240,000 which accrues interest at the rate of 10% per annum, is due and payable (along with accrued interest) on July 18, 2015, and is evidenced by a Promissory Note. In August 2014, Mr. Parish loaned the Company an additional $49,000, which is not evidenced by a promissory note.

NOTE 7 -RELATED PARTY TRANSACTIONS

During 2013 and 2012 Mr. Parish received cash compensation of $315,000. Mr. Parish has agreed to forgo any additional cash compensation he would be entitled to under his employment agreement for 2013 and 2012. The Company leased office space from a partnership, which is owned by the Company's two majority shareholders, pursuant to a lease which expired on August 31, 2008, at the rate of $10,000 per month. The lease was subsequently renewed to July 31, 2011 and again until July 31, 2012 and 2013, which included an adjacent property at the rate of $20,000 per month. In conjunction with the Company's cost reduction efforts the monthly rental payment was reduced to $15,000 per month during the latter part of 2010 and all of 2011, 2012 and 2013. We believe these rental rates are consistent with rental rates for similar properties in the Houston, Texas real estate market. Rent expense under the lease amounted to $180,000 and $180,000 for the years ended December 31, 2013 and 2012, respectively.

The Company has notes payable to Jerry Parish, Victor Garcia, and a partnership which is owned by the Company's two majority shareholders (Mr. Parish and Mr. Garcia) through its wholly-owned subsidiary, Mint Texas. The amounts outstanding as of December 31, 2013 and December 31, 2012 were $1,211,200 and $1,311,964, respectively. These notes payable are non-interest bearing and due upon demand. The Company imputed interest on these notes payable at a rate of 8.75% per year. Interest expense of $37,308, and $37,830 was recorded as contributed capital for the years ended December 31, 2013 and 2012, respectively. Additional interest expense of $38,188, and $33,649 for the years ended December 31, 2013 and 2012, respectively, was recorded as a current payable.